Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Trade and Other Receivables

Note 10 Trade and Other Receivables

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Trade debtors	$1,627,393	$3,034,897
MESC grant funds receivable	6,323,492	—
Loss allowance	(252,429)	—
Other receivables	459,717	529,436
Total trade and other receivables	$8,158,173	$3,564,333

At December 31, 2024, the Company had $6.3 million in claims receivable against the $100 million MESC grant from the DOE which have been subsequently fully collected prior to the issuance of these consolidated financial statements.

Credit Risk

The Company has no significant concentration of credit risk with respect to any counterparties or on a geographical basis. Amounts are considered as “past due” when the debt has not been settled, in line with the terms and conditions agreed between the Company and the customer to the transaction.

The Company assesses impairment of trade and other receivables using the simplified approach of the expected credit loss (ECL) model under IFRS 9, Financial Instruments.

The balance of receivables that remain within initial trade terms are considered to be of high credit quality